Statement of Other Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Net income	$ 40,463	$ 47,394	$ 50,245	$ 7,130
Other comprehensive income (loss)
Reclassification adjustment for hedge (gains) losses included in net income	(11,886)	6,806	(24,309)	13,561
Income tax expense (benefit) related to other comprehensive income (loss)	5,844	(2,588)	10,588	(5,156)
Other comprehensive income (loss), net of tax	(6,042)	4,218	(13,721)	8,405
Comprehensive income	$ 34,421	$ 51,612	$ 36,524	$ 15,535